PRIVATE LOANS - Allowances for Credit Losses for Private Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Ending balance	$ (44)	$ (28)
Private Loan
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Ending balance	(44)	(28)	$ (12)
Provision	$ (16)	$ (16)	$ (12)